Expense Example {- Fidelity International Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-09 - Fidelity International Multifactor ETF - Fidelity International Multifactor ETF	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493